Capital Management (Narrative) (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Capital Management [Abstract]
Shareholders' equity	$ 556,676	$ 788,712	$ 322,873